Other Gains (Losses)	12 Months Ended
Dec. 31, 2018
OTHER GAINS (LOSSES)
Other Gains (Losses)

33.  OTHER GAINS (LOSSES).

Other gains (losses) for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of GNL Quintero S.A. (**)	—	—	121,325,018
Gain on sale of Electrogas (*)	—	105,311,912	—
Gain on sale of assets	3,024,549	7,779,531	—
Other	385,830	149,753	165,044
Total	3,410,379	113,241,196	121,490,062

(*)See Note 5.

(**)See Note 15.